Short-term notes payable (10K) (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Volatility	205.30%	205.30%
Risk-free interest rate	1.78%	1.78%
Dividend yield	$ 0	$ 0
Demand Notes Warrants Group One [Member]
Class of Warrant or Right [Line Items]
Issue date	Nov. 06, 2013
Expected term	3 years
Volatility	202.90%
Risk-free interest rate	0.58%
Dividend yield	$ 0
Demand Notes Warrants Group Two [Member]
Class of Warrant or Right [Line Items]
Issue date	Nov. 26, 2013
Expected term	3 years
Volatility	200.80%
Risk-free interest rate	0.55%
Dividend yield	$ 0
Demand Notes Warrants Group Three [Member]
Class of Warrant or Right [Line Items]
Issue date	Dec. 03, 2013
Expected term	3 years
Volatility	198.80%
Risk-free interest rate	0.68%
Dividend yield	$ 0
Demand Notes Warrants Group Four [Member]
Class of Warrant or Right [Line Items]
Issue date	Dec. 17, 2013
Expected term	3 years
Volatility	198.00%
Risk-free interest rate	0.68%
Dividend yield	$ 0